long-term debt - TELUS Corporation credit facilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
TELUS Corporation credit facilities
Net available	$ 1,729		$ 1,292
Long-term debt	27,349		25,037
Gross available revolving credit facility	$ 2,750		2,750
TELUS Corporation credit facilities
TELUS Corporation credit facilities
Number of financial ratio tests | item	2	2
Gross available revolving credit facility	$ 2,750		2,750
Letters of credit outstanding	60		119
Incremental letters of credit	$ 338
TELUS Corporation credit facilities | Maximum
TELUS Corporation credit facilities
Leverage ratio	4.25
TELUS Corporation credit facilities | Minimum
TELUS Corporation credit facilities
Operating cash flow to interest expense ratio	2.00
TELUS Corporation unsecured non-revolving credit facility, maturing July 9, 2024
TELUS Corporation credit facilities
Long-term debt	$ 1,100
Unsecured non-revolving bank credit facility			1,100
Effective average interest rate	6.00%	6.00%
TELUS Corporation commercial paper
TELUS Corporation credit facilities
Long-term debt	$ 1,021	$ 800	$ 1,458	$ 1,100
Gross available revolving credit facility	$ 2,000
Effective average interest rate	5.80%	5.80%
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facilities
Gross available revolving credit facility		$ 1,500
Term loan component
TELUS Corporation credit facilities
Net available				600
Gross available revolving credit facility		1,155		1,200
Term loan component | WillowTree
TELUS Corporation credit facilities
Net available		600
Revolving component
TELUS Corporation credit facilities
Net available		492		658
Gross available revolving credit facility		800		$ 800
Revolving component | WillowTree
TELUS Corporation credit facilities
Net available		$ 525